UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3174
                                    --------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100  Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
(Address of principal executive offices)               (Zip code)

Registrant's telephone number, including area code: (513) 362-8000
                                                    ----------------------------
Date of fiscal year end:  06/30
                          ------------------------------------------------------
Date of reporting period: 09/30/06
                          ------------------------------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

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Touchstone Tax-Free Trust Portfolio of Investments
Florida Tax-Free Money Market Fund - September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL                                                         COUPON            MATURITY             MARKET
     AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES -- 81.5%         RATE               DATE               VALUE
---------------------------------------------------------------------------------------------------------------------
$     780,000   Putnam Co FL Dev Auth PCR (FL Pwr & Light Co)         3.830             10/1/06        $      780,000
    1,155,000   Broward Co FL Hlth Facs Rev (John Knox Village)       3.910             10/1/06             1,155,000
    1,000,000   Pinellas Co., FL, Health Facs. Auth. Rev.             3.850             10/1/06             1,000,000
      500,000   Jacksonville FL Hlth Facs Hosp Rev (Baptist Med Ctr)  3.800             10/1/06               500,000
      300,000   Univ Athletic Assn Inc (FL Athletic Prog Rev)         3.860             10/1/06               300,000
      725,000   Manatee Co FL PCR (Florida Pwr & Light Co)            3.830             10/1/06               725,000
      500,000   FL St Brd Ed Muni Secs Tr Rcpts Ser SGA 102           3.830             10/1/06               500,000
      100,000   Lee Co FL HFA MFH Rev (Forestwood Apts)               3.770             10/4/06               100,000
    1,000,000   Orange Co FL HFA Rev (Sundown Assoc)                  3.800             10/4/06             1,000,000
      800,000   Volusia Co FL HFA MFH Rev (Anatole Apts)              3.750             10/4/06               800,000
      510,000   Pinellas Co FL Edl Facs Auth Rev (Shorecrest Prep)    3.760             10/4/06               510,000
      780,000   Dade Co FL IDA IDR (Dolphins Stadium) Ser D           3.750             10/4/06               780,000
      250,000   Broward Co FL HFA MFH Rev (Jacaranda Village Apts)    3.760             10/4/06               250,000
      400,000   Palm Beach Co FL Rev (Norton Gallery)                 3.800             10/4/06               400,000
      605,000   Marion Co FL HFA (Paddock Apts)                       3.750             10/4/06               605,000
      575,000   Dade Co FL IDA IDR (Dolphins Stadium) Ser A           3.750             10/4/06               575,000
      800,000   Puerto Rico Elec Pwr Auth Tr Rcpts Ser SGA 43         3.720             10/4/06               800,000
      100,000   Univ of North FL Rev (Parking Sys)                    3.780             10/5/06               100,000
      300,000   Seminole Co FL IDA (FL Living Nursing Ctr)            3.940             10/5/06               300,000
      950,000   Duval Co FL HFA MFH Rev (Sunbeam Road Apts)           3.750             10/5/06               950,000
      100,000   Palm Beach Co FL Edl Facs Auth Rev (Atlantic College) 3.760             10/5/06               100,000
      900,000   Palm Beach Co FL Rev (Morse Oblig Group)              3.770             10/5/06               900,000
      700,000   FL Gulf Coast Univ Fin Corp Rev                       3.780             10/5/06               700,000
      300,000   Highlands Co FL HFA Rev (Adventist Hlth Sys)          3.740             10/5/06               300,000
      450,000   Broward Co FL HFA MFH Rev (Southern Pointe)           3.740             10/5/06               450,000
      350,000   Gulf Breeze FL Muni Bond Fund Ser A                   3.750             10/5/06               350,000
      450,000   Duval Co FL HFA MFH Rev (Lighthouse Bay Apts)         3.740             10/5/06               450,000
      700,000   FL HFC Rev (Charleston)                               3.740             10/5/06               700,000
      250,000   Hillsborough Co FL  Rev (Carrollwood Day)             3.740             10/5/06               250,000
      900,000   Palm Beach Co FL Rev (Henry Morrison Flagler)         3.760             10/5/06               900,000
       35,000   Gulf Breeze FL Loc Govt Loan Prog B                   3.750             10/5/06                35,000
    1,000,000   Seminole Co FL IDA Rev (Master Academy)               3.770             10/5/06             1,000,000
      775,000   Pasco Co FL School Board COP                          3.740             10/5/06               775,000
    1,050,000   Miami-Dade Co FL Wtr & Swr Rev                        3.740             10/5/06             1,050,000
      400,000   Marion Co FL IDA Rev (Chambrel)                       3.740             10/5/06               400,000
      675,000   Duval Co FL HFA MFH Rev (Glades Apts)                 3.740             10/5/06               675,000
    1,000,000   Jacksonville FL Econ Dev Hlthcare Facs Rev            3.780             10/5/06             1,000,000
      930,000   Lee CO FL IDA Hlth Care Facs Rev (Bonita Cmnty Hlth)  3.760             10/6/06               930,000
---------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                            $   23,095,000
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust
Florida Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL   FIXED RATE REVENUE &                                  COUPON            MATURITY             MARKET
     AMOUNT     GENERAL OBLIGATION BONDS -- 12.5%                      RATE               DATE               VALUE
---------------------------------------------------------------------------------------------------------------------
$     400,000   MI St Bldg Auth Rev                                   5.500             10/15/06       $      400,268
      125,000   Cook Co IL Forest Preserve UTGO (Zoo)
                Prerefunded @ 101                                     5.800             11/1/06               126,465
      500,000   NV St Cap Impt LTGO Prerefunded @ 100                 5.000             11/15/06              500,764
      150,000   OK St  Cap Impt Auth Rev                              5.000              12/1/06              150,324
      100,000   Clark Co NV LTGO                                      5.000              12/1/06              100,216
      400,000   Hobart IN SD TANS                                     4.600             12/31/06              400,344
      500,000   Willard OH LTGO BANS                                  4.250              1/24/07              500,845
      300,000   Mentor On The Lake OH LTGO BANS                       4.250              6/26/07              300,852
      500,000   AMP OH Elect Rev BANS (Woodville Vlg)                 4.350              7/19/07              500,960
      150,000   Hillsborough Co FL Util Ref Rev                       4.000               8/1/07              150,549
      400,000   AMP OH Elect Rev BANS (Carey Village)                 4.400               8/2/07              400,804
---------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                    $    3,532,391
---------------------------------------------------------------------------------------------------------------------

                COMMERCIAL PAPER -- 3.5%

    1,000,000   Jacksonville FL HFA Hosp Rev (Baptist Med)            3.250              10/4/06       $      999,850
---------------------------------------------------------------------------------------------------------------------

                ADJUSTABLE RATE PUT BOND -- 3.1%

      875,000   Putnam Co FL Dev Auth PCR (Seminole Elec Coop)        3.580             12/15/06       $      875,000
---------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 100.6%
                (Amortized Cost $28,502,241)                                                           $   28,502,241

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)                                              (175,019)
---------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                   $   28,327,222
=====================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust Portfolio of Investments
Ohio Insured Tax-Free Fund - September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL   FIXED RATE REVENUE &                                  COUPON            MATURITY             MARKET
     AMOUNT     GENERAL OBLIGATION BONDS -- 97.5%                      RATE               DATE               VALUE
---------------------------------------------------------------------------------------------------------------------
$     149,812   Columbus OH Special Assessment GO                     5.050             4/15/08        $      153,085
    1,000,000   Univ of Cincinnati OH General Rcpts Rev
                Prerefunded @ 101                                     5.750             12/1/09             1,074,650
    1,000,000   Hamilton OH CSD GO Prerefunded @ 101                  5.625             12/1/09             1,070,940
    1,035,000   Reading OH Rev (St Mary's Ed Institute)               5.550              2/1/10             1,093,167
      555,000   Cuyahoga Co OH Mtg Rev (West Tech Apts)               5.100             9/20/10               574,297
    1,000,000   Greene Co OH Swr Sys Rev Prerefunded @ 101            5.625             12/1/10             1,088,390
      525,000   Kings OH LSD GO Prerefunded @ 101                     6.050             12/1/10               579,768
    1,000,000   Hilliard OH CSD GO Prerefunded @ 101                  5.750             12/1/10             1,093,200
    1,000,000   Hilliard OH CSD GO Prerefunded @ 101                  5.750             12/1/10             1,093,200
    1,500,000   Nordonia Hills OH CSD GO Prerefunded @ 101            5.375             12/1/10             1,618,170
      500,000   Lake OH LSD GO (Stark Co) Prerefunded @ 100           5.750             12/1/10               542,280
    1,000,000   Summit Co OH GO Prerefunded @ 101                     6.000             12/1/10             1,100,360
    1,075,000   Franklin Co OH Hosp Impt (Childrens Hosp)
                Prerefunded @ 101                                     5.500              5/1/11             1,169,299
      145,000   Cuyahoga Co OH Hosp Rev (Univ Hosp) Escrowed to
                Maturity                                              9.000              6/1/11               163,699
    1,000,000   Lorain Co OH Hosp Rev (Catholic Health)               5.625             10/1/11             1,082,950
    1,000,000   Hamilton Co OH Swr Sys Rev                            5.500             12/1/11             1,090,510
      155,000   New Albany Plain LSD Prerefunded @ 101                5.000              6/1/12               166,061
      660,000   West Chester Twp OH GO                                5.500             12/1/14               721,063
      400,000   Warren OH Wtr Wrks Rev                                5.500             11/1/15               443,236
    1,000,000   Buckeye Valley OH LSD GO                              6.850             12/1/15             1,150,610
      640,000   Columbus-Polaris Hsg Corp Rev Prerefunded @ 100       7.400              1/1/16               750,944
      945,000   Chillicothe OH CSD GO                                 5.000             12/1/16             1,023,426
    1,260,000   Cleveland OH Arpt Sys Rev                             5.125              1/1/17             1,291,286
    1,000,000   Lorain Co OH Hosp Rev (Catholic Health Partners)      5.500              9/1/19             1,064,200
    1,000,000   Lucas Co OH Hosp Rev (Promedica Health Grp)           5.625            11/15/19             1,061,880
    1,085,000   West Clermont OH LSD GO                               5.000             12/1/19             1,153,529
      210,000   Butler Co OH GO                                       5.250             12/1/20               228,673
      850,000   West Chester Twp OH GO                                5.000             12/1/20               902,972
    1,000,000   Pickerington OH LSD UTGO Prerefunded @ 101            5.250             12/1/20             1,078,650
    1,210,000   Cincinnati OH Tech College Rev                        5.250             10/1/21             1,315,476
    1,645,000   Cleveland OH Muni SD GO                               5.000             12/1/21             1,736,857
    1,000,000   Monroe OH LSD Sch Impt GO                             5.000             12/1/21             1,063,160
    1,000,000   Mansfield OH CSD                                      5.000             12/1/22             1,071,100
    1,185,000   Akron OH Impt GO                                      5.000             12/1/22             1,258,944
    1,200,000   Ross Twp OH LSD GO                                    5.000             12/1/22             1,274,880
      765,000   Fairfield Co OH GO                                    5.000             12/1/22               809,829
      250,000   OH St Higher Ed Fac (Xavier Univ)                     5.000              5/1/23               264,495
    1,050,000   Harrison OH Wst Wtr Sys Rev                           5.250             11/1/23             1,137,014
    1,480,000   Lakewood OH CSD GO                                    5.250             12/1/23             1,614,266
    1,000,000   Akron OH Var Purp GO                                  5.000             12/1/23             1,056,960
      865,000   Fairfield Co OH GO                                    5.000             12/1/23               924,547
    1,000,000   Toledo OH CSD GO                                      5.000             12/1/23             1,060,540
      450,000   Columbus OH TIF Rev (Polaris)                         4.750             12/1/23               466,362
    1,000,000   OH St Higher Ed Fac Rev (Univ Dayton)                 5.000             12/1/23             1,059,770

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust
Ohio Insured Tax-Free Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL   FIXED RATE REVENUE & GENERAL                          COUPON            MATURITY             MARKET
     AMOUNT     OBLIGATION BONDS -- 97.5% (CONTINUED)                  RATE               DATE               VALUE
---------------------------------------------------------------------------------------------------------------------
$     425,000   Hamilton OH CSD GO                                    5.000             12/1/23        $      454,257
    1,000,000   Hamilton Co OH Hosp Rev (Childrens Hosp Med Ctr)      5.000             5/15/24             1,053,710
      400,000   Springboro OH Swr Sys Rev                             5.000              6/1/24               424,012
      825,000   Parma OH GO                                           4.750             12/1/24               861,506
    1,040,000   Franklin Co OH Hosp Rev (Childrens Hosp)              5.000              5/1/25             1,099,436
    1,885,000   Kings OH LSD UTGO                                     5.000             12/1/25             2,007,657
      135,000   Lakota OH LSD GO                                      4.750             12/1/25               140,180
      810,000   Big Walnut OH LSD GO                                  5.000             12/1/25               860,147
      845,000   New Albany Plain LSD GO                               5.000             12/1/25               889,650
    1,750,000   Eaton OH CSD GO                                       5.000             12/1/25             1,852,218
    1,000,000   Univ Cinti OH General Rcpts                           4.750              6/1/26             1,036,850
    1,500,000   Richland Co OH Hosp Facs Rev (MedCentral Hlth Sys)    5.125            11/15/26             1,579,245
    1,090,000   Fairborn OH CSD GO                                    5.000             12/1/26             1,165,820
    3,000,000   OH St Higher Ed Fac Rev (Univ Dayton) 2003 Proj       5.000             12/1/26             3,204,539
    1,085,000   Elyria OH Var Purp GO                                 5.000             12/1/26             1,161,764
    2,750,000   Little Miami OH LSD GO                                5.000             12/1/26             2,944,562
    2,100,000   Oregon OH CSD GO                                      5.000             12/1/27             2,230,347
    2,000,000   Mason OH Swr Sys Rev                                  5.000             12/1/28             2,107,920
    1,185,000   Delaware OH GO                                        5.000             12/1/28             1,265,793
      900,000   Licking Heights OH LSD GO                             6.400             12/1/28             1,167,723
---------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                    $   69,246,031
---------------------------------------------------------------------------------------------------------------------

                FLOATING & VARIABLE RATE DEMAND NOTE -- 1.4%
    1,000,000   Puerto Rico Cmnwlth Hwy & Trans Auth Rev Ser 969      3.740             10/5/06        $    1,000,000
---------------------------------------------------------------------------------------------------------------------

                TOTAL INVESTMENT SECURITIES -- 98.9%
                (Amortized Cost $66,843,460)                                                           $   70,246,031

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.1%                                                 801,645
---------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                   $   71,047,676
=====================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust Portfolio of Investments
Ohio Tax-Free Money Market Fund - September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL                                                         COUPON            MATURITY             MARKET
     AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES -- 72.4%         RATE               DATE               VALUE
---------------------------------------------------------------------------------------------------------------------
$   1,125,000   OH St Wtr Dev Auth Rev (FirstEnergy) Ser A            3.850             10/1/06        $    1,125,000
      450,000   Montgomery Co OH (Miami Valley Hosp)                  3.890             10/1/06               450,000
    4,330,000   OH St Air Quality Rev PCR (OH Edison)                 3.820             10/1/06             4,330,000
    4,875,000   OH St Higher Ed Fac (Case Western)                    3.820             10/1/06             4,875,000
    2,315,000   Cuyahoga Co OH IDR (S&R Playhouse Rlty)               3.600             10/1/06             2,315,000
    1,605,000   Cuyahoga Co OH Ed Fac (Utd Cerebral Paisy Assn)       3.820             10/4/06             1,605,000
      830,000   Centerville OH Hlthcare (Bethany Luth Vlg)            3.780             10/4/06               830,000
      500,000   OH St Air Qual Dev Auth Rev(Timken)                   3.800             10/4/06               500,000
    4,000,000   Middletown OH Dev Rev (Bishop HS)                     3.850             10/4/06             4,000,000
    3,375,000   OH St Wtr Dev Auth Rev (Purewater)                    3.750             10/4/06             3,375,000
    2,050,000   OH Wtr Dev Auth Rev (Timken Company)                  3.800             10/4/06             2,050,000
    3,900,000   Lake Co OH Hosp Facs Rev (Lake Hosp)                  3.810             10/4/06             3,900,000
    3,000,000   Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126            3.770             10/4/06             3,000,000
      250,000   Orrville OH Hosp Facs Rev (Orrville Hosp Fdtn)        3.860             10/4/06               250,000
    2,000,000   Montgomery Co OH EDR (Dayton Art Inst)                3.850             10/4/06             2,000,000
    2,000,000   Ohio St Air Qual Dev Auth Rev (FirstEnergy) Ser B     3.780             10/4/06             2,000,000
      550,000   Erie Co OH IDR (Toft Dairy Inc)                       3.820             10/4/06               550,000
    1,610,000   Lorain Co OH IDR (EMH Regl Med Ctr)                   3.820             10/4/06             1,610,000
      785,000   Hamilton Co OH Hosp Facs Rev (Health Alliance) Ser F  3.630             10/4/06               785,000
      140,000   Greene Co OH Hlth Facs (Greene Oaks)                  3.820             10/4/06               140,000
      645,000   Hamilton Co OH Hlth Facs (St Aloysius Orphanage)      3.820             10/4/06               645,000
    1,080,000   Hamilton Co OH Hosp (Drake Ctr Inc)                   3.740             10/5/06             1,080,000
    1,400,000   Franklin Co OH Hlth Facs (Heinzerling Fndtn)          3.850             10/5/06             1,400,000
      200,000   OH St Higher Ed Rev (Malone College)                  3.810             10/5/06               200,000
    5,000,000   Mahoning Co OH Hosp Facs Rev (Forum Health Oblig.)    3.760             10/5/06             5,000,000
    4,720,000   Woodlawn OH EDR (Goodwill Inds)                       3.730             10/5/06             4,720,000
      100,000   Cochocton Co OH Hosp (Echoing Hills Vlg)              3.800             10/5/06               100,000
    1,600,000   Warren Co OH IDR (Liquid Container)                   3.780             10/5/06             1,600,000
    2,553,000   Hancock Co OH MFH (Crystal Glen Apts) A               3.770             10/5/06             2,553,000
    2,944,000   Hamilton OH MFH Afford Hsg (Knollwood Vlg) A          3.770             10/5/06             2,944,000
    1,095,000   Mason OH TIF Rev (Central Parke of Mason)             3.780             10/5/06             1,095,000
      400,000   Lucas Co OH Hlth Facs (Lutheran Homes)                3.780             10/5/06               400,000
    2,440,000   Akron Bath Copley OH Hosp (Summa Hlth) B              3.760             10/5/06             2,440,000
    2,605,000   Cambridge OH Hosp Facs Rev (SE OH Regl Med)           3.810             10/5/06             2,605,000
    1,150,000   Hamilton Co OH Hosp (Beechwood Home)                  3.730             10/5/06             1,150,000
    5,160,000   Cuyahoga Co., OH, Cont. Care Facs. Rev.               3.750             10/5/06             5,160,000
    3,330,000   Lima OH Hosp Facs (Lima Mem Hosp)                     3.820             10/5/06             3,330,000
      300,000   Marion Co OH Hosp Pooled Lease Rev                    3.770             10/5/06               300,000
      445,000   Mahoning Co OH IDR (OH Heart Inst)                    3.900             10/5/06               445,000
    1,080,000   Montgomery Co OH Hlth Facs (Cmnty Blood Ctr)          3.800             10/5/06             1,080,000
    1,800,000   Montgomery Co OH Rev (St Vincent de Paul)             3.770             10/5/06             1,800,000
       50,000   Lucas Co OH Hosp Rev (Sunshine Childrens Home)        3.910             10/5/06                50,000
      700,000   OH St Higher Ed Fac Pooled Fin Rev (1997)             3.830             10/5/06               700,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL  FLOATING & VARIABLE RATE DEMAND NOTES -- 72.4%         COUPON            MATURITY             MARKET
     AMOUNT    (CONTINUED)                                             RATE               DATE               VALUE
---------------------------------------------------------------------------------------------------------------------
$   1,420,000  Cuyahoga Co OH Civic Facs (West Side Ecumenical)       3.820             10/5/06        $    1,420,000
    3,610,000  OH St Tpk Rev Fltr Ctfs Ser 71                         3.780             10/5/06             3,610,000
    1,600,000  Middleburg Hgts OH Hosp Rev (SW Gen Hlth)              3.750             10/5/06             1,600,000
       15,000  Ottawa Co OH Hosp Rev (Lutheran Home of Mercy) Ser 99  3.860             10/5/06                15,000
    3,815,000  Sharonville OH IDR (Duke Rlty LP)                      3.850             10/5/06             3,815,000
    1,305,000  Summit Co OH Hlth Facs (Evant Inc)                     3.860             10/5/06             1,305,000
    3,995,000  Univ of Akron Gen Rcpts Fltr Ctfs Ser 165              3.780             10/5/06             3,995,000
      400,000  OH St Higher Ed Fac Pooled Fin Rev (1999)              3.830             10/5/06               400,000
    3,400,000  ABN AMRO MuniTOPS Ctfs Tr 2001-03 (Westerville OH CSD) 3.780             10/5/06             3,400,000
    2,700,000  OH St Higher Ed Fac Pooled Fin Rev (1998)              3.830             10/5/06             2,700,000
    3,900,000  Athens Co OH Port Auth (Hsg OH Univ)                   3.790             10/5/06             3,900,000
    1,250,000  Westlake OH EDR (Oaks Dev Co)                          3.860             10/5/06             1,250,000
    3,000,000  OH St Higher Ed Fac Pooled Fin Rev (2006)              3.760             10/5/06             3,000,000
    4,820,000  Hamilton Co OH Pkg Sys Rev                             3.740             10/5/06             4,820,000
      300,000  Hamilton Co OH EDR (Contemporary Arts Ctr)             3.780             10/5/06               300,000
    1,470,000  Cuyahoga Co OH Hlth Facs Rev (Franciscan Cmntys)       3.750             10/5/06             1,470,000
      650,000  Geauga Co OH Hlth Care Facs Rev (Heather Hill Inc)     3.740             10/5/06               650,000
    3,450,000  Puerto Rico Childrens Tr Fund Putter Ser 149           3.780             10/5/06             3,450,000
      700,000  Ashtabula Co OH Hosp (Ashtabula Co Med Ctr)            3.770             10/5/06               700,000
    1,990,000  Franklin Co OH EDR (Dominican Sisters)                 3.820             10/5/06             1,990,000
    1,300,000  Butler Co OH Hosp Facs (Berkeley Sq Ret)               3.730             10/5/06             1,300,000
    2,000,000  Carroll Co OH Hlthcare Facs (St Johns Villa)           3.810             10/5/06             2,000,000
      825,000  Franklin Co OH IDR (OH Girl Scout Council)             3.900             10/5/06               825,000
      710,000  Franklin Co OH Hlth Facs (Lifeline Organ Procurement)  3.820             10/5/06               710,000
    4,385,000  Franklin Co OH Hlth Facs (Presbyterian)                3.770             10/5/06             4,385,000
    3,045,000  Delaware Co OH Hlth Facs (Sarah Moore Home)            3.890             10/5/06             3,045,000
    3,695,000  Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)      3.830             10/5/06             3,695,000
    2,400,000  Summit Co OH Civic Facs Rev (YMCA)                     3.820             10/5/06             2,400,000
    6,315,000  Hamilton Co OH Sales Tax Fltr Ctfs Ser 356             3.780             10/5/06             6,315,000
    3,015,000  Butler Co OH Hosp Facs Rev (Middletown Regl Hosp)      3.760             10/5/06             3,015,000
    1,800,000  Puerto Rico Cmnwlth Hwy & Trans Auth Rev Ser 969       3.740             10/5/06             1,800,000
      300,000  Toledo OH City Svcs Special Assmnt                     3.740             10/5/06               300,000
    1,300,000  Columbus OH Regl Arpt Auth Rev                         3.760             10/5/06             1,300,000
      800,000  Univ of Akron Gen Rcpts Ser 2004                       3.740             10/5/06               800,000
    5,000,000  ABN AMRO MuniTOPS Ctfs Tr 2006-4                       3.780             10/5/06             5,000,000
      695,000  Mahoning Co OH Hsg Rev (Youngstown St Univ)            3.780             10/5/06               695,000
      750,000  Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)      3.910             10/5/06               750,000
    2,000,000  Jackson OH Hosp Facs Rev (Holzer Cons Hlth Sys)        3.780             10/5/06             2,000,000
    3,000,000  ABN AMRO MuniTOPS Ctfs Tr 2006-37                      3.780             10/5/06             3,000,000
    1,585,000  Hamilton Co OH Hlth Care Facs Rev (Episcopal)          3.740             10/5/06             1,585,000
    3,000,000  OH Univ Gen Rcpts Rev                                  3.760             10/5/06             3,000,000
      795,000  Butler Co OH Hlthcare Facs Rev (Lifesphere)            3.780             10/5/06               795,000

    PRINCIPAL   FLOATING & VARIABLE RATE DEMAND NOTES -- 72.4%        COUPON            MATURITY             MARKET
     AMOUNT     (CONTINUED)                                            RATE               DATE               VALUE
---------------------------------------------------------------------------------------------------------------------
$   4,000,000   Henry Co OH Rev (Co Hosp)                             3.820             10/5/06        $    4,000,000
    1,360,000   Miami Co OH Hosp Facs (Upper Vly Med Ctr)             3.760             10/6/06             1,360,000
    5,700,000   Hamilton Co OH IDR (ADP)                              3.550            10/15/06             5,700,000
---------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                            $  184,052,000
---------------------------------------------------------------------------------------------------------------------

                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 24.7%

    4,350,000   Obetz OH Var Purp UTGO BANS                           5.900            10/13/06             4,353,613
    2,000,000   Canal Winchester OH LTGO BANS                         4.650            10/13/06             2,000,518
    2,750,000   Harrison Twp OH Fire Dept LTGO BANS                   3.400            10/19/06             2,750,199
    4,280,000   Springboro OH Real Estate Acq Rev                     4.000             11/2/06             4,281,838
    3,500,000   Cuyahoga Heights OH UTGO BANS                         4.000            11/15/06             3,502,113
    6,197,000   Deerfield Twp OH Var Purp LTGO BANS                   4.000            11/30/06             6,201,488
    1,925,000   South-Western CSD OH UTGO TANS                        3.500             12/1/06             1,924,634
      250,000   OH St Spl Oblig Ed Cap Facs Rev                       5.625             12/1/06               250,827
    1,780,000   AMP OH Elect Rev BANS (Brewster)                      4.000             1/11/07             1,781,945
    3,435,000   Stryker OH LSD UTGO BANS                              5.000             1/11/07             3,447,285
    1,130,000   Stryker OH LSD LTGO BANS                              5.000             1/11/07             1,134,041
    2,000,000   OH Univ General Rcpts BANS                            4.500             1/18/07             2,006,899
    2,020,000   Willard OH LTGO BANS                                  4.250             1/24/07             2,023,415
    1,000,000   Mount Vernon OH LTGO BANS                             4.375             3/22/07             1,003,383
      100,000   OH St Bldg Auth Facs (Adult Corr Bldg)                5.500              4/1/07               100,947
    2,500,000   Canal Winchester OH LTGO BANS                         4.550             5/10/07             2,508,797
    4,225,000   Middletown OH CSD UTGO BANS                           4.300              6/7/07             4,236,136
    4,950,000   Anderson Twp OH LTGO BANS                             4.750             6/14/07             4,983,637
    1,450,000   Solon OH UTGO BANS                                    4.500             6/28/07             1,456,737
    1,425,000   AMP OH Elect Rev BANS (Newton Falls)                  4.250             6/29/07             1,427,239
    1,000,000   Columbiana OH Elect Sys Impt Rev BANS                 4.300             7/11/07             1,001,869
      995,000   Columbiana OH Wtr Main Impt BANS                      4.400              8/8/07               997,041
    1,285,000   AMP OH Elect Rev BANS (Bryan)                         3.900             8/17/07             1,285,000
    3,159,000   Jackson Co OH Var Purp LTGO BANS                      4.300              9/6/07             3,168,897
      783,555   Parma Heights OH LTGO BANS                            3.700             9/20/07               783,555
      820,000   Warrensville Heights OH Var Purp LTGO BANS            3.950             9/20/07               821,915
      796,000   Oakwood OH LTGO BANS                                  4.050             9/27/07               797,890
    2,500,000   Vermilion OH Var Purp LTGO BANS                       4.250            10/11/07             2,513,725
---------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                    $   62,745,583
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust
Ohio Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL                                                         COUPON            MATURITY             MARKET
     AMOUNT     ADJUSTABLE RATE PUT BONDS -- 3.2%                      RATE               DATE               VALUE
---------------------------------------------------------------------------------------------------------------------
$   3,040,000   Cuyahoga Co OH IDR (Halle Office Bldg)                3.850             10/1/06        $    3,040,000
      860,000   Clermont Co OH EDR (John Q Hammons/Clermont Hills)    4.000             11/1/06               860,000
    1,675,000   McDonald Tax Exempt Mtge Trust                        3.500            11/15/06             1,675,000
    2,155,000   Richland Co OH IDR (Mansfield Sq Ltd)                 3.950            11/15/06             2,155,000
      500,000   Gallia Co OH IDR (Jackson Pike Assoc)                 3.850            12/15/06               500,000
---------------------------------------------------------------------------------------------------------------------
                TOTAL ADJUSTABLE RATE PUT BONDS                                                        $    8,230,000
---------------------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENT SECURITIES -- 100.3%                                                  $  255,027,583
                (Amortized Cost $255,027,583)

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)                                              (889,301)
---------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                   $  254,138,282
=====================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust Portfolio of Investments
Tax-Free Money Market Fund - September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL                                                         COUPON            MATURITY             MARKET
     AMOUNT     FLOATING & VARIABLE RATE DEMAND NOTES -- 75.4%         RATE               DATE               VALUE
---------------------------------------------------------------------------------------------------------------------
$     300,000   Grand Forks ND Hlth Care Facs Rev (United Hosp)       3.880             10/1/06        $      300,000
      600,000   Tarrant Co TX Hlth Fac Rev (Cumberland Rest Inc)      3.900             10/1/06               600,000
      550,000   Allentown PA IDR (Diocese of Allentown)               3.810             10/1/06               550,000
    1,370,000   Collier Co FL Health Fac Auth Hosp Rev
                (Cleveland Clinic)                                    3.890             10/1/06             1,370,000
    1,000,000   Mo St Hlth & Ed Auth Rev (Cox Hlth Sys)               3.860             10/1/06             1,000,000
    1,300,000   Forsyth MT PCR (Pacificorp)                           3.860             10/1/06             1,300,000
      700,000   Carbon Co UT PCR (Pacificorp)                         3.820             10/1/06               700,000
    1,400,000   Sarasota Co FL Pub Hosp (Sarasota Mem Hosp)           3.860             10/1/06             1,400,000
    1,500,000   Alachua Co FL Hlth Facs Auth Rev (Shands
                Teaching Hosp)                                        3.840             10/1/06             1,500,000
      500,000   Power Co ID PCR (FMC Corp Proj)                       3.820             10/1/06               500,000
    1,575,000   Broward Co FL Hlth Facs Rev (John Knox Vlg)           3.910             10/1/06             1,575,000
    1,600,000   Manatee Co FL PCR (FL Pwr & Light Co)                 3.830             10/1/06             1,600,000
    1,035,000   Arvada CO Wtr Sys Rev                                 3.650             10/1/06             1,035,000
      500,000   Jacksonville FL Elec Auth Rev                         3.890             10/1/06               500,000
      500,000   IL Fin Auth Rev (Resurrection Helath)                 3.840             10/1/06               500,000
    1,250,000   Pinellas Co FL Hlth Facs Auth Rev (Pooled Hosp)       3.850             10/1/06             1,250,000
      500,000   Portland OR MFH Rev (South Pk Block)                  3.800             10/3/06               500,000
      600,000   Ulster Co NY IDA IDR (Viking Industries Inc) Ser A    3.890             10/4/06               600,000
      650,000   Orange Co FL HFA Rev (Sundown Assoc)                  3.800             10/4/06               650,000
    1,400,000   Met Govt Nashville & Davidson Cnty TN IDR (Spinnaker) 3.770             10/4/06             1,400,000
      200,000   Bloomington IL Normal Arpt Auth                       3.800             10/4/06               200,000
      350,000   E-470 Pub Highway Auth CO Rev (Vehicle Reg Fee)       3.770             10/4/06               350,000
      400,000   OH St Air Qlty Dev Auth Rev (Timken)                  3.800             10/4/06               400,000
    1,100,000   Scio Twp MI EDR (ADP Inc)                             4.050             10/4/06             1,100,000
      500,000   Orange Co FL HFA MFH Rev (Post Lake Apts)             3.770             10/4/06               500,000
      115,000   Boulder CO Dev Rev (Humane Society)                   3.840             10/5/06               115,000
       95,000   Montgomery Co OH EDR (Benjamin & Marian)              3.810             10/5/06                95,000
      200,000   IA Higher Ed Auth Rev (American Institute)            3.840             10/5/06               200,000
      200,000   IA Fin Auth Rev (Northcrest Inc)                      3.840             10/5/06               200,000
      390,000   IA Fin Auth Rev (Regis Schs)                          3.810             10/5/06               390,000
      500,000   Duchesne SD UT Bldg Auth Rev                          3.790             10/5/06               500,000
    1,355,000   Ottawa Co OH Hosp Fac Rev (Luther Home of Mercy)      3.860             10/5/06             1,355,000
      300,000   MA St Ind Fin Agy Rev (Lower Mills Assoc LP)          3.830             10/5/06               300,000
      445,000   Eden Prairie MN MFH Rev (Lake Place Apts)             3.840             10/5/06               445,000
      100,000   Catawba Co NC Ind Fac (Lucky 7 Dev Grp)               3.900             10/5/06               100,000
    1,470,000   Rev Bd Ctfs Ser 04-13 (Centennial East Apts)          3.990             10/5/06             1,470,000
      885,000   Oakland CA Liq Fac Rev (Assoc Bay Area Govt)          3.750             10/5/06               885,000
      200,000   Eupora MS IDR (Plymouth Tube Co)                      4.000             10/5/06               200,000
      700,000   Storm Lake IA High Ed Facs Rev (Buena Vista)          3.890             10/5/06               700,000
      875,000   Indianapolis IN EDR (Pedcor Invts Waterfront-B)       4.070             10/5/06               875,000
      250,000   Akron Bath Copley OH Hosp (Visiting Nurse Svcs)       3.860             10/5/06               250,000
      585,000   CO HFA EDR (Casarosa & Denver Gasket Inc)             3.950             10/5/06               585,000
      240,000   CA Infra EDB IDR (Metrotile Mfg) Ser A                3.910             10/5/06               240,000
      410,000   Lancaster NE IDR (Garner Inds) Ser B                  3.840             10/5/06               410,000
      500,000   Ames Higher Ed Facs Corp TX Rev (St Gabriels)         3.810             10/5/06               500,000
      100,000   Lemoore CA COP (Muni Golf Course)                     3.840             10/5/06               100,000
      640,000   St Charles Co MO IDA Rev (National Cart) Ser A        3.880             10/5/06               640,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust
Tax-Free Money Market Fund (Continued)
--------------------------------------------------------------------------------

    PRINCIPAL   FLOATING & VARIABLE RATE DEMAND NOTES -- 75.4%        COUPON            MATURITY             MARKET
     AMOUNT     (CONTINUED)                                            RATE               DATE               VALUE
---------------------------------------------------------------------------------------------------------------------
    1,000,000   Rev Bd Ctfs Ser 06-4 (Wildwood Branch)                3.980             10/5/06             1,000,000
      100,000   CA Statewide Cmntys IDR (American Modular Sys)        3.790             10/5/06               100,000
      280,000   Lake Co IL Cmnty SD #73 Putter Ser 329                3.810             10/5/06               280,000
      500,000   Hailey ID IDC Rev (Rocky Mountain Hardware)           3.940             10/5/06               500,000
      280,000   Fargo ND CDR Rev (Kelly Inns Fargo)                   3.900             10/5/06               280,000
      300,000   Hanford CA Swr Rev Ser A                              3.750             10/5/06               300,000
      500,000   IN St Ed Facs Auth (Univ Evansville)                  3.830             10/5/06               500,000
      740,000   Indianapolis IN MFH Rev (Nora Commons)                3.900             10/5/06               740,000
      240,000   Maricopa Co AZ IDA Hsg Rev (San Angelin Apts)         4.050             10/5/06               240,000
    1,330,000   Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy) Ser 973.860           10/5/06             1,330,000
      225,000   Johnston Co NC IDA PCR (Inolex Chem Co)               3.940             10/5/06               225,000
    1,000,000   LA HFA Rev (Walmsley Hsg)                             3.790             10/5/06             1,000,000
      200,000   SC Jobs EDR (Hammond)                                 3.740             10/5/06               200,000
    1,000,000   ABN AMRO MuniTOPS Ctfs Tr 2006-56 (Frisco TX) Weekly  3.790             10/5/06             1,000,000
    1,000,000   ABN AMRO MuniTOPS Ctfs Tr 2006-52 (Tacoma WA)         3.790             10/5/06             1,000,000
    1,000,000   Jacksonville FL Econ Dev Cmnty Hlthcare Facs Rev      3.780             10/5/06             1,000,000
---------------------------------------------------------------------------------------------------------------------
                TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                            $   41,630,000
---------------------------------------------------------------------------------------------------------------------

                FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 19.3%

      275,000   IL Ed Facs Auth Rev (Lewis Univ) Prerefunded @ 102    6.100             10/1/06               280,500
      300,000   Central Coast Wtr Auth CA Rev Called @ 100            5.000             10/3/06               306,021
      500,000   Obetz OH Var Purp UTGO BANS                           5.900            10/13/06               500,415
      100,000   West Shore PA SD UTGO Prerefunded @ 100               5.000             11/1/06               100,173
      250,000   San Marcos CA Unified SD Facs Impt UTGO
                Prerefunded @ 102                                     5.800             11/1/06               255,413
      375,000   AMP OH Elect Sys Rev BANS (Yellow Springs)            4.000             11/2/06               375,129
      100,000   Columbus OH UTGO                                      5.500            11/15/06               100,232
      200,000   Chicago IL Brd Ed UTGO Prerefunded @ 102              6.000             12/1/06               204,718
      250,000   Summit Co OH LTGO                                     5.300             12/1/06               250,621
      150,000   King Co WA GO                                         5.400             12/1/06               150,444
      265,000   Mississippi St UTGO                                   5.000             12/1/06               265,601
      300,000   Wisconsin Ctr Dist Wis Tax Rev Prerefunded @ 101      5.700            12/15/06               304,201
      600,000   Hobart IN SD TANS                                     4.600            12/31/06               600,516
      750,000   Noblesville IN Rev BANS                               3.750              1/1/07               750,000
      479,350   AMP OH Elect Sys Rev BANS (Milan Vlg)                 4.000             1/11/07               479,807
    1,000,000   Willard OH BANS LTGO                                  4.250             1/24/07             1,001,691
      100,000   Indianapolis IN Loc Pub Impt Rev                      4.600              2/1/07               100,347
      100,000   Daviess Co KY UTGO (Solid Waste Sys)                  4.050              4/1/07               100,069
      200,000   Madison Co MS SD UTGO                                 4.000             4/15/07               200,419
      700,000   Mentor on the Lake OH LTGO BANS                       4.250             6/26/07               701,989
      420,000   Columbiana OH Elect Sys Impt Rev BANS                 4.300             7/11/07               420,785
    1,000,000   AMP OH Elect Sys Rev BANS (Woodville Vlg)             4.350             7/19/07             1,001,919
      510,000   Kirtland OH UTGO BANS                                 4.150             7/25/07               510,800
      425,000   AMP OH Elect Sys Rev BANS (Carey Village)             4.400              8/2/07               425,854
      500,000   Albany MN ISD No 745 UTGO                             4.500              9/3/07               502,613
      745,000   AMP OH Elect Rev BANS (Hubbard)                       3.850             9/27/07               745,000
---------------------------------------------------------------------------------------------------------------------
                TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                    $   10,635,277
---------------------------------------------------------------------------------------------------------------------

    PRINCIPAL                                                         COUPON            MATURITY             MARKET
     AMOUNT     ADJUSTABLE RATE PUT BONDS -- 5.0%                      RATE               DATE               VALUE
---------------------------------------------------------------------------------------------------------------------
$      95,000   Cuyahoga Co OH IDR (Halle Office Bldg)                3.850             10/1/06        $       95,000
      700,000   McDonald Tax Exempt Mtge Trust                        3.500            11/15/06               700,000
      225,000   Newport KY IBR (Sumerel Tire)                         3.900             12/1/06               225,000
    1,000,000   Westmoreland Co PA IDA (White Cons Inds)              4.070             12/1/06             1,000,000
      170,000   Summit Co OH IDR (SD Myers Inc)                       4.500             2/15/07               170,000
      380,000   Dayton KY IBR (Patriot Signage Inc)                   4.400              3/1/07               380,000
      215,000   Summit Co OH IDR (Struktol Co America)                4.300              3/1/07               215,000
---------------------------------------------------------------------------------------------------------------------
                TOTAL ADJUSTABLE RATE PUT BONDS                                                        $    2,785,000
---------------------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENT SECURITIES -- 99.7%
                (Amortized Cost $55,050,277)                                                           $   55,050,277

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                                                 192,347
---------------------------------------------------------------------------------------------------------------------

                NET ASSETS -- 100.0%                                                                   $   55,242,624
=====================================================================================================================

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust Notes to Portfolios of Investments
September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at September 30, 2006.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:
BANS - Bond Anticipation Notes
CDR - Community Development Revenue
COP - Certificates of Participation
CSD - City School District
EDB - Economic Development Bank
EDR - Economic Development Revenue
GO - General Obligation
HFA - Housing Finance Authority/Agency
HFC - Housing Finance Corporation/Committee
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
ISD - Independent School District
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
SD - School District
TANS - Tax Anticipation Notes
TIF - Tax Increment Financing
UT - Unlimited Tax
UTGO - Unlimited Tax General Obligation

SECURITY VALUATION - Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Insured Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

PORTFOLIO COMPOSITION

As of September 30, 2006, the Ohio Insured Tax-Free Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 85.8% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of September 30, 2006, 18.9% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 1.3% in the State of Kentucky and 6.5% in the State of Indiana.

The Florida Tax-Free Money Market Fund, the Ohio Insured Tax-Free Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of September 30, 2006, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

As of September 30, 2006, 92.3% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Four private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 88.4% of its portfolio securities.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust Notes to Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

The concentration of investments for each Fund as of September 30, 2006, classified by revenue source, was as follows:

                                                   FLORIDA                        OHIO
                                                   TAX-FREE         OHIO        TAX-FREE     TAX-FREE
                                                    MONEY         INSURED        MONEY         MONEY
                                                    MARKET        TAX-FREE       MARKET       MARKET
                                                     FUND           FUND          FUND         FUND
-------------------------------------------------------------------------------------------------------
General Obligations                                   2.9%         52.8%          5.7%          7.2%
Revenue Bonds:
    Industrial Development/Pollution Control          5.8%           --           8.3%         10.9%
    Hospital/Health Care                             18.4%         13.1%         27.3%         25.3%
    Utilities/Water & Sewer                           5.3%          7.4%          6.6%         11.1%
    Education                                        22.8%         11.3%         18.1%          8.9%
    Housing/Mortgage                                 29.1%          1.9%          5.2%          7.2%
    Economic Development                               --            --          11.4%         11.9%
    Public Facilities                                 6.4%           --           3.9%          2.0%
    Transportation                                    2.6%          3.2%          2.6%          0.6%
    Special Tax                                        --            --           5.3%           --
    Prerefunded/Escrowed to Maturity                   --           9.6%           --            --
    Miscellaneous                                     6.7%           .7%          5.6%         14.9%
-------------------------------------------------------------------------------------------------------
Total Investments                                   100.0%        100.0%        100.0%        100.0%
=======================================================================================================

FEDERAL TAX INFORMATION

The federal tax cost for the Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Insured Tax-Free Fund is $66,843,460, resulting in gross unrealized appreciation and depreciation of $3,402,571 and $0, respectively, and net unrealized appreciation of $3,402,571.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Tax-Free Trust

By:    /s/ Jill T. McGruder
       ------------------------
Name:  Jill T. McGruder
Title: President
Date:  November 27, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Terrie A. Wiedenheft
       ------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  November 27, 2006